Risk Management (Details 2) R$ in Thousands		12 Months Ended
		Dec. 31, 2022 BRL (R$) Number	Dec. 31, 2021 Number
Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Total effect on net financial result in R$ - gain/(loss) | R$	[1]	R$ (121,598)
United States of America, Dollars | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Net currency exposure | R$	[1]	R$ 191,022
Currency rate | Number	[1]	5.2177
Exchange rate estimated according to the scenario | Number	[1]	5.2700
Differences between the rates	[1]	0.0523%
Effect on net financial result R$ - gain/(loss) | R$	[1]	R$ (9,990)
Japan, Yen
IfrsStatementLineItems [Line Items]
Exchange rate estimated according to the scenario | Number		0.03957	0.04847
Japan, Yen | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Net currency exposure | R$	[1]	R$ 45,369,189
Currency rate | Number	[1]	0.03957
Exchange rate estimated according to the scenario | Number	[1]	0.04203
Differences between the rates	[1]	0.00246%
Effect on net financial result R$ - gain/(loss) | R$	[1]	R$ (111,608)

[1]	For the probable scenario in U.S. dollars and Yen, the exchange rates estimated for December 31, 2023, were used, according to the Focus-BACEN and B3's Benchmark Rate report, of December 31, 2022, respectively.